Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Revenue
License revenue	$ 7,486,444	[1]	$ 139,782		$ 2,630,484
Other income
Research material sales	279,805		1,155,065		1,008,678
Grant income	5,973,034		4,342,364		3,214,441
Net gain on foreign exchange	346,331		493,736		322,518
Net gain on fair value movement of warrants	2,214,813		961,176		0
Interest income	199,541		397,281		177,186
Total revenue and other income	16,499,968		7,489,404		7,353,307
Expenses
Research & development and intellectual property	(20,395,982)		(16,591,201)		(9,989,830)
Corporate administrative expenses	(6,335,679)		(6,366,161)		(7,242,061)
Depreciation and amortization expenses	(2,079,639)		(1,879,151)		(1,808,929)
Net loss on fair value movement of warrants	0		0		(189,983)
Finance costs	(10,457)
Changes in fair value of convertible note liability	(1,146,406)		(996,875)		(866,848)
Loss before income tax expense	(13,468,195)		(18,343,984)		(12,744,344)
Income tax(expense)/ benefit	(37)		0		(1,676)
Loss after income tax expense for the year	(13,468,232)		(18,343,984)		(12,746,020)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	99,957		558,415		1,329,119
Other comprehensive income/(loss) for the year net of tax	99,957		558,415		1,329,119
Comprehensive income	(13,368,275)		(17,785,569)		(11,416,901)
Loss for the year is attributable to:
Owners of Immutep Limited	(13,468,232)		(18,343,984)		(12,746,020)
Loss after income tax expense for the year	(13,468,232)		(18,343,984)		(12,746,020)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited	(13,368,275)		(17,785,569)		(11,416,901)
Comprehensive income	$ (13,368,275)		$ (17,785,569)		$ (11,416,901)
Basic loss per share	$ (3.36)		$ (5.48)	[2]	$ (4.63)	[2]
Diluted loss per share	$ (3.36)		$ (5.48)	[2]	$ (4.63)	[2]

[1]	Licensing revenue increased significantly from A$140K in FY 2019 to A$7.49 million in FY 2020, mainly attributed to the GSK milestone payment of GBP 4 million (A$7.49 million) received in this fiscal year related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.
[2]	The Group restated the fiscal year 2018 and 2019 EPS figures to reflect (i) the bonus element of shares issue arising from the capital raising in fiscal year 2020, and (ii) a 10 to 1 share consolidation on November 5, 2019.